Call Money and Funds Purchased [Text Block]	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Call Money and Funds Purchased [Text Block]
10.	CALL MONEY AND FUNDS PURCHASED

A summary of funds transactions for the fiscal years ended March 31, 2015 and 2016 is as follows:

	2015	2016
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥3,668,986	¥1,388,589
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.17%	0.34%